9. Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties

Advances from related parties consist of the following at December 31:

	2014	2013
Advances from our CEO	$142,203	$144,074
Advances from Shareholder	15,000	15,000
	$157,203	$159,074

Also see Note 7 for additional information regarding related parties transactions.